Notes Receivable	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 5	NOTES RECEIVABLE

At December 31, 2011, the Company had notes receivable in the aggregate amount of $138,803 due from three employees.  The Company paid taxes on stock based compensation on the employees’ behalf during 2011, and the outstanding amounts are secured by pledged stock certificates.  The notes are due at various times during 2021 and bear interest rates between 2.80% and 3.57% per annum.